Provisions, income tax liabilities and other liabilities - Net Liability in Respect of Pension Plans and Other Post-employment Benefits by Geographical Region (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	€ 968	€ 1,039	€ 943
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	8,930	8,651	12,175
Fair value of plan assets	6,993	6,899	9,651
Effect of asset ceiling	(6)	(18)	(15)
Net amount shown in the balance sheet at end of period	1,943	1,770	2,539
France
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	611	804	614
France | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,322	1,324	1,657
Fair value of plan assets	675	697	838
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	647	627	819
Germany | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,911	2,730	3,576
Fair value of plan assets	2,401	2,317	2,808
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	510	413	768
US | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	1,528	1,546	2,099
Fair value of plan assets	825	860	1,127
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	703	686	972
UK | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	2,174	2,080	3,414
Fair value of plan assets	2,235	2,175	3,629
Effect of asset ceiling	0	0	0
Net amount shown in the balance sheet at end of period	(61)	(95)	(215)
Other
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	357	235	329
Other | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Measurement of obligation	995	971	1,429
Fair value of plan assets	857	850	1,249
Effect of asset ceiling	(6)	(18)	(15)
Net amount shown in the balance sheet at end of period	€ 144	€ 139	€ 195